Regulatory Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Entity Information [Line Items]
Schedule Of Regulatory Assets And Liabilities
The amounts of regulatory assets and regulatory liabilities at December 31 are as follows:

	2015	2014	Recovery Period
	(In Thousands)
Regulatory Assets
Current:
Environmental projects	$8,002	$93	Through 2016(1)
Total current regulatory assets	$8,002	$93
Long-term:
Unrecognized pension and other
postretirement benefit plan costs	$226,889	$229,590	Various
Income taxes recoverable through rates	35,765	31,335	Various
Deferred MISO costs	128,610	110,500	To be determined(2)
Unamortized Petersburg Unit 4 carrying
charges and certain other costs	11,248	12,302	Through 2026(1) (3)
Unamortized reacquisition premium on debt	23,268	24,585	Over remaining life of debt
Environmental projects	16,876	7,671	Through 2021(1)
Other miscellaneous	5,544	3,210	To be determined(2)
Total long-term regulatory assets	$448,200	$419,193
Total regulatory assets	$456,202	$419,286
Regulatory Liabilities
Current:
Deferred fuel	$19,746	$17,837	Through 2016(1)
FTRs	4,150	6,235	Through 2016(1)
DSM program costs	4,273	2,001	Through 2016(1)
Environmental projects	—	1,870	Through 2016(1)
Total current regulatory liabilities	$28,169	$27,943
Long-term:
ARO and accrued asset removal costs	$637,065	$607,628	Not Applicable
Unamortized investment tax credit	2,451	3,289	Through 2021
Total long-term regulatory liabilities	$639,516	$610,917
Total regulatory liabilities	$667,685	$638,860

(1)	Recovered (credited) per specific rate orders

(2)	Recovery is probable but timing not yet determined

(3)	Recovered with a current return

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Schedule Of Regulatory Assets And Liabilities
The amounts of regulatory assets and regulatory liabilities at December 31 are as follows:

	2015	2014	Recovery Period
	(In Thousands)
Regulatory Assets
Current:
Environmental projects	$8,002	$93	Through 2016(1)
Total current regulatory assets	$8,002	$93
Long-term:
Unrecognized pension and other
postretirement benefit plan costs	$226,889	$229,590	Various
Income taxes recoverable through rates	35,765	31,335	Various
Deferred MISO costs	128,610	110,500	To be determined(2)
Unamortized Petersburg Unit 4 carrying
charges and certain other costs	11,248	12,302	Through 2026(1) (3)
Unamortized reacquisition premium on debt	23,268	24,585	Over remaining life of debt
Environmental projects	16,876	7,671	Through 2021(1)
Other miscellaneous	5,544	3,210	To be determined(2)
Total long-term regulatory assets	$448,200	$419,193
Total regulatory assets	$456,202	$419,286
Regulatory Liabilities
Current:
Deferred fuel	$19,746	$17,837	Through 2016(1)
FTRs	4,150	6,235	Through 2016(1)
DSM program costs	4,273	2,001	Through 2016(1)
Environmental projects	—	1,870	Through 2016(1)
Total current regulatory liabilities	$28,169	$27,943
Long-term:
ARO and accrued asset removal costs	$637,065	$607,628	Not Applicable
Unamortized investment tax credit	2,451	3,289	Through 2021
Total long-term regulatory liabilities	$639,516	$610,917
Total regulatory liabilities	$667,685	$638,860

(1)	Recovered (credited) per specific rate orders

(2)	Recovery is probable but timing not yet determined

(3)	Recovered with a current return